UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	February 15, 2011
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		18
Form 13F Information Table Value Total:		584,044
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
                                                          VALUE  SHRS OR   SH/   PUT  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP     (x$1000) PRN AMT   PRN   CALL DISCRETION  MANAGERS SOLE     SHARED  NONE
ARCH CAP GROUP LTD         ORD               G0450A105   86,742   985,147   SH           SOLE              985,147
ARCH CAP GROUP LTD         ORD               G0450A905   43,118   489,700   SH   CALL    SOLE              489,700
DOMINOS PIZZA INC          COM               25754A201   31,756   1,990,966 SH           SOLE              1,990,966
EXXON MOBIL CORP           COM               30231G902   55,571   760,000   SH   CALL    SOLE              760,000
GRUPO TELEVISA SA DE CV    SP ADR REP ORD    40049J206   36,528   1,408,700 SH           SOLE              1,408,700
HOME DEPOT INC             COM               437076102   8,015    228,613   SH           SOLE              228,613
HOME DEPOT INC             COM               437076902   2,805    80,000    SH   CALL    SOLE              80,000
LIBERTY MEDIA CORP NEW     LIB STAR COM A    53071M708   3,372    50,715    SH           SOLE              50,715
LIBERTY MEDIA CORP NEW     CAP COM SER A     53071M302   55,234   882,894   SH           SOLE              882,894
LIBERTY MEDIA CORP NEW     INT COM SER A     53071M104   28,812   1,826,982 SH           SOLE              1,826,982
LOWES COS INC              COM               548661107   11,818   471,200   SH           SOLE              471,200
MOHAWK INDS INC            COM               608190104   20,106   354,234   SH           SOLE              354,234
MOHAWK INDS INC            COM               608190904   1,708    30,100    SH   CALL    SOLE              30,100
SCHWAB CHARLES CORP NEW    COM               808513105   20,348   1,189,223 SH           SOLE              1,189,223
SEALY CORP                 SR SECD 3RD 8%    812139400   47,402   543,288   SH           SOLE              543,288
THERAVANCE INC             COM               88338T104   15,496   618,129   SH           SOLE              618,129
VIASAT INC                 COM               92552V100   52,860   1,190,263 SH           SOLE              1,190,263
WAL MART STORES INC        COM               931142903   62,353   1,156,200 SH   CALL    SOLE              1,156,200